Note 10 - Taxation - Deferred Tax (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Deferred tax assets	$ 1,347	$ 2,113	$ 2,054	$ 2,570
Deferred tax liabilities		(1)	(1)	(26)
Net deferred tax asset/(liability)	$ 1,347	$ 2,112	$ 2,053	$ 2,544